Nature of Expenses	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Nature of Expenses	NOTE 4 NATURE OF EXPENSES 2022 2021 Purchased and produced raw materials and product for resale 1 18,747 14,711 Depreciation and amortization 2,012 1,951 Employee costs 2 2,968 3,007 Freight 1,094 1,023 (Reversal of) impairment of assets (Note 13) (780) 33 Provincial mining taxes 3 1,149 466 Integration and restructuring related costs 46 43 Contract services 745 590 Lease expense 4 93 81 Fleet fuel, repairs and maintenance 359 302 Gain on disposal of investment (19) ‐ COVID-19 related expenses 8 45 Cloud computing transition adjustment ‐ 36 Other 653 643 Total cost of goods sold and expenses 27,075 22,931 1 Significant expenses include supplies, energy, fuel, purchases of raw material (natural gas – feedstock, sulfur, ammonia and reagents) and product for resale (crop nutrients and protection products, and seed). 2 Includes salaries and wages, employee benefits, and share-based compensation. 3 Includes Saskatchewan potash production tax, and Saskatchewan resource surcharge of $ 909 and $ 240 (2021 – $ 341 and $ 125 ), respectively, as required under Saskatchewan provincial legislation. 4 Includes lease expense relating to short-term leases, leases of low value and variable lease payments.